LONG-TERM BORROWINGS - Additional Information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended						12 Months Ended
	Aug. 31, 2021 CNY (¥)	Aug. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Sep. 30, 2020 CNY (¥) tranche	Jun. 30, 2019 CNY (¥) tranche	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Aug. 31, 2021 USD ($)	Mar. 31, 2021 USD ($)
Debt Instrument [Line Items]
Principal Repayment Of Borrowings From External Investors							¥ 378,829	$ 59,447	¥ 210,991	¥ 157,417
Long-term borrowings - current portion (including long-term borrowings - current portion of the consolidated VIEs without recourse to the primary beneficiary of RMB96,829 and RMB84,006(US$13,182) as of December 31, 2020 and 2021, respectively)							287,814		¥ 95,149		$ 45,164
Long-term borrowings - non-current							¥ 67,080				10,526
Houfu
Debt Instrument [Line Items]
Weighted average effective interest rate							32.21%	32.21%
Lease receivable with future cash flow transferred							¥ 166,149	$ 26,072
Lease receivable with future cash flow transferred discounted amount							¥ 133,200	$ 29,902
Debt securities maturity period							33 months	33 months
Long-term borrowings - current portion (including long-term borrowings - current portion of the consolidated VIEs without recourse to the primary beneficiary of RMB96,829 and RMB84,006(US$13,182) as of December 31, 2020 and 2021, respectively)							¥ 118,250				18,556
Long-term borrowings - non-current							46,496				$ 7,296
Repayments on the borrowings							¥ 0
Weighted average effective interest rate for the outstanding secured borrowings							32.21%				32.21%
Chendu Gongtou
Debt Instrument [Line Items]
Weighted average effective interest rate							17.16%	17.16%
Lease receivable with future cash flow transferred	¥ 161,031	$ 25,269
Present value of lease receivable with future cash flow transferred	¥ 135,858											$ 21,319
Repayments on the borrowings							¥ 33,156	$ 5,203
Xinyuan Leasing Asset-Backed Securities
Debt Instrument [Line Items]
Lease rental receivables qualify for securitization debt					¥ 751,469	¥ 705,033
Proceeds from securitized lease rental receivables					¥ 198,074	¥ 262,316
Number of tranches under securitization plan | tranche					3	3
Issuance costs incurred for securitization					¥ 1,926	¥ 6,684
Weighted average effective interest rate							0.00%	0.00%	7.17%
Principal Repayment Of Borrowings From External Investors							¥ 96,829	$ 15,195	¥ 210,991	¥ 157,417
Long-term borrowings - current portion (including long-term borrowings - current portion of the consolidated VIEs without recourse to the primary beneficiary of RMB96,829 and RMB84,006(US$13,182) as of December 31, 2020 and 2021, respectively)							0		¥ 95,149
Xinyuan Leasing Asset-Backed Securities | Series A Tranche
Debt Instrument [Line Items]
Stated interest rate					4.95%	5.50%
Xinyuan Leasing Asset-Backed Securities | Series B Tranche
Debt Instrument [Line Items]
Stated interest rate					6.00%	6.50%
Xinyuan Leasing Asset-Backed Securities | Minimum
Debt Instrument [Line Items]
Remaining lease terms qualify for securitization debt					4 months	23 months
Xinyuan Leasing Asset-Backed Securities | Maximum
Debt Instrument [Line Items]
Remaining lease terms qualify for securitization debt					59 months	59 months
Yunnan Trust Plan
Debt Instrument [Line Items]
Lease receivable with future cash flow transferred			¥ 577,347	$ 90,598
Lease receivable with future cash flow transferred discounted amount			¥ 449,671	$ 70,653
Principal Repayment Of Borrowings From External Investors							248,844	$ 39,049
Long-term borrowings - current portion (including long-term borrowings - current portion of the consolidated VIEs without recourse to the primary beneficiary of RMB96,829 and RMB84,006(US$13,182) as of December 31, 2020 and 2021, respectively)							¥ 84,006				$ 13,182
Yunnan Trust Plan | Sinolink
Debt Instrument [Line Items]
Debt securities yield percentage			8.00%										8.00%
Yunnan Trust Plan | Senior level debt securities
Debt Instrument [Line Items]
Weighted average effective interest rate							14.86%	14.86%
Debt securities maturity period			14 months	14 months
Yunnan Trust Plan | Senior level debt securities | Sinolink
Debt Instrument [Line Items]
Debt securities			¥ 319,610										$ 50,154
Yunnan Trust Plan | Junior level debt securities
Debt Instrument [Line Items]
Debt securities			¥ 130,061										$ 20,409
Debt securities maturity period			33 months	33 months
Yunnan Trust Plan | Minimum
Debt Instrument [Line Items]
Remaining lease term			18 months	18 months
Yunnan Trust Plan | Maximum
Debt Instrument [Line Items]
Remaining lease term			36 months	36 months
Chengdu Gongtou Plan
Debt Instrument [Line Items]
Long-term borrowings - current portion (including long-term borrowings - current portion of the consolidated VIEs without recourse to the primary beneficiary of RMB96,829 and RMB84,006(US$13,182) as of December 31, 2020 and 2021, respectively)							¥ 85,558				13,426
Long-term borrowings - non-current							¥ 20,584				$ 3,230